Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 March 5, 2018

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 571 to Registration Statement
 No.333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each Fund listed in Exhibit A, the form of the Fund's prospectus (other than the Institutional Class prospectus)  that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 571 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 26, 2018.

If you have any questions, please contact me at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

 Exhibit A

Wells Fargo Asia Pacific Fund
 Wells Fargo Diversified International Fund
 Wells Fargo Emerging Markets Equity Fund
 Wells Fargo Emerging Markets Equity Income Fund
 Wells Fargo Global Small Cap Fund (formerly known as Wells Fargo Global Opportunities Fund)
 Wells Fargo International Equity Fund
 Wells Fargo Intrinsic World Equity Fund